STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating expenses:
Research and development expenses		$ (11,705)	$ (6,035)	$ (4,422)
General and administrative expenses		(2,968)	(3,549)	(4,447)
Operating loss		(14,673)	(9,584)	(8,869)
Financial income, net		93	248	86
Loss before taxes		(14,580)	(9,336)	(8,783)
Income tax expenses		(8)	(8)	(9)
Net comprehensive loss		$ (14,588)	$ (9,344)	$ (8,792)
Basic and diluted net loss per share basic		$ (32.16)	$ (63.13)	$ (63.46)
Basic and diluted net loss per share diluted		$ (32.16)	$ (63.13)	$ (63.46)
Weighted average number of Ordinary Share used in computing basic net loss per share	[1]	453,544	148,013	138,548
Weighted average number of Ordinary Share used in computing diluted net loss per share	[1]	453,544	148,013	138,548

[1]	All share amounts have been retroactively adjusted to reflect a 1-for-24 reverse share split (Note 1c).